Exhibit 99.4 Schedule 6

ATR QM Data Fields
Loans in Report: 8

Client Loan Number	Alt Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator
XXXXXXXXXXXXX	5853963	Non-QM: Compliant with ATR	No	Yes
XXXXXXXXXXXXX	5853964	Non-QM: Compliant with ATR	No	Yes
XXXXXXXXXXXXX	5853967	Non-QM: Compliant with ATR	No	Yes
XXXXXXXXXXXXX	5853969	Not covered/exempt	No	No
XXXXXXXXXXXXX	5853970	Non-QM: Compliant with ATR	No	Yes
XXXXXXXXXXXXX	5853971	Non-QM: Compliant with ATR	No	Yes
XXXXXXXXXXXXX	5853950	Non-QM: Compliant with ATR	No	Yes
XXXXXXXXXXXXX	5853973	Non-QM: Compliant with ATR	No	Yes
8